Retirement Plans (Details 10) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2010 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member] Level 3 [Member]	Dec. 31, 2010 Other Funds [Member] Level 3 [Member]
Effect of significant unobservable inputs changes in plan assets
Fair value of plan assets, beginning of year	$ 2,069	$ 2,052	$ 1,989	$ 106	$ 101	$ 106	$ 101	$ 101	$ 98
Actual net gains (losses) on plan assets:
Held at the end of the year								12	11
Sold during the year								2	0
Total net gains (losses)								14	11
Net purchases (sales and settlements)								(9)	(8)
Net increase (decrease)								5	3
Fair value of plan assets, end of year	$ 2,069	$ 2,052	$ 1,989	$ 106	$ 101	$ 106	$ 101	$ 106	$ 101